Other Current Assets - Additional Information (Detail) - Aegon N.V [member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other assets [Line Items]
Other current assets include derivatives	€ 124	€ 137	[1]
Fair value [member]
Disclosure of other assets [Line Items]
Other current assets include derivatives	€ 120	€ 134

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies in the consolidated notes for details about this change.